Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity U.S. Multifactor ETF	Nov. 29, 2024
Fidelity U.S. Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	18.10%
Since Inception	12.42%	[1]
Fidelity U.S. Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.67%
Since Inception	11.86%	[1]
Fidelity U.S. Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.97%
Since Inception	9.62%	[1]
IXXRF
Average Annual Return:
Past 1 year	18.21%
Since Inception	12.70%
RS001
Average Annual Return:
Past 1 year	26.53%
Since Inception	12.12%

[1]	A From September 15, 2020 .